INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
2023	$ 1,273
2024	1,238
2025	723
2026	15
2027	15
2028 and thereafter	50
Intangible assets, net	$ 3,314	$ 71,931